Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Mar. 31, 2026
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
The Plan invests in the Common Stock of ADS, which is listed and traded on the New York Stock Exchange under the trading symbol “WMS”. As of March 31, 2026 and 2025, the Plan held shares of 4.3 million and 5.2 million, respectively, with a cost basis of $492.8 million and $587.1 million, respectively. Dividends earned on these shares were $3.4 million and $3.5 million, respectively, for the 2026 and 2025 Plan years
Principal Trust Company is the Plan’s trustee and its affiliate, Principal Finance Group, is the Plan’s recordkeeper. The Plan has a common collective trust with Principal Trust Company, and, therefore, this transaction qualifies as a party-in-interest transaction. In 2026 and 2025, the Plan also used various accounting and consulting firms to assist with Plan compliance and administration. Fees paid to parties in interest totaled approximately $0.6 million and $0.7 million, respectively, for the 2026 and 2025 Plan years.